DESCRIPTION OF BUSINESS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DESCRIPTION OF BUSINESS [Abstract]
DESCRIPTION OF BUSINESS
NOTE 1 - DESCRIPTION OF BUSINESS
The accompanying unaudited condensed consolidated financial statements include the historical accounts of Trump Media & Technology Group Corp. (“TMTG”), which changed its name from Trump Media Group Corp. in October 2021. The mission of TMTG is to end Big Tech’s assault on free speech by opening up the Internet and giving people their voices back. TMTG operates Truth Social, a social media platform established as a safe harbor for free expression amid increasingly harsh censorship by Big Tech corporations.
Merger
On March 25, 2024, TMTG consummated the Merger Agreement dated October 20, 2021, between Digital World Acquisition Corp. (“Digital World” or “DWAC”), DWAC Merger Sub, TMTG, ARC Global Investments II (“ARC”), LLC and TMTG’s General Counsel, as amended on May 11, 2022, August 9, 2023 and September 29, 2023. Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, upon the Closing, Merger Sub merged with and into TMTG, with TMTG surviving as a wholly owned subsidiary of Digital World, and with TMTG’s stockholders receiving 87,500,000 shares of Digital World Class A common stock (excluding 40,000,000 Earnout Shares), subject to certain adjustments and earnout provisions, in exchange for TMTG common stock, which is in substance, a continuation of the TMTG shareholders’ equity interests in the TMTG business, plus up to an additional 7,854,534 shares of New Digital World common stock to be issued upon conversion of outstanding TMTG Convertible Notes immediately prior to the Closing.
Notwithstanding the legal form of the Business Combination pursuant to the Merger Agreement, the Business Combination has been accounted for as a reverse recapitalization in accordance with U.S. GAAP because TMTG is the operating company and has been determined to be the accounting acquirer under Financial Accounting Standards Board’s Accounting Standards Codification Topic 805, Business Combinations (“ASC 805”), while Digital World is a blank check company. The determination is primarily based on the evaluation of the following facts and circumstances:
•
The pre-combination equity holders of TMTG hold the majority of voting rights in Digital World after giving effect to the Business Combination (“the Combined Entity”, also referred to herein as “New Digital World” or “the Company”);

•	The pre-combination equity holders of TMTG have the right to appoint the majority of the directors on the Combined Entity Board;
•	TMTG senior management (executives) are the senior management (executives) of the Combined Entity; and
•	Operations of TMTG will comprise the ongoing operations of Combined Entity.
Under the reverse recapitalization model, the Business Combination was treated as TMTG issuing equity for the net assets of Digital World, with no goodwill or intangible assets recorded.
While Digital World was the legal acquirer in the Business Combination, because Predecessor TMTG was deemed the accounting acquirer, the historical financial statements of Predecessor TMTG became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements reflect (i) the historical operating results of Predecessor TMTG prior to the Business Combination; (ii) the combined results of Digital World and Predecessor TMTG following the closing of the Business Combination; (iii) the assets and liabilities of Predecessor TMTG at their historical cost; and (iv) the Company’s equity structure for all periods presented. In connection with the consummation of the Business Combination, Digital World was renamed “Trump Media & Technology Group Corp.” and TMTG was renamed “TMTG Sub Inc.”
In accordance with the applicable guidance, the equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s common stock issued to Predecessor TMTG common shareholders and Predecessor TMTG convertible noteholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Predecessor TMTG convertible notes and Predecessor TMTG common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.

NOTE 1 - DESCRIPTION OF BUSINESS
The accompanying consolidated financial statements include the historical accounts of Trump Media & Technology Group Corp. (“TMTG”), which changed its name from Trump Media Group Corp. in October 2021. The mission of TMTG is to end Big Tech's assault on free speech by opening up the Internet and giving people their voices back. TMTG operates Truth Social, a social media platform established as a safe harbor for free expression amid increasingly harsh censorship by Big Tech corporations.